Cash flows reconciliation (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows Reconciliation
Additions to PP&E with capitalized loans and borrowing costs	$ 13	$ 10